Property, Plant and Equipment - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation expense	$ 137,000,000	$ 149,000,000	$ 160,000,000
Impairment charges	88,000,000	0	$ 8,000,000
Other current assets
Property Plant And Equipment [Line Items]
Net book value of assets held for sale	$ 7,000,000	$ 2,000,000